Intangible assets (Details Narrative) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Sep. 29, 2021	Jun. 11, 2021	Nov. 06, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
DisclosureIntangibleAssetsLineItems [Line Items]
Description of exploration rights						Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 22 projects comprising (i) US$ 1,858 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avalia”) has been submitted for approval by ANP; and (ii) US$ 415 relate to costs incurred to evaluate the reserves and their potential development.
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on changes in effect of limiting reimbursement rights to asset ceiling excluding interest income or expense					$ 57	$ 316
C N O O C [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Description of exploration rights	The estimated amount to be received by Petrobras at the closing of the operation for the portion of CNOOC is US$ 2,080, as follows: (i) US$ 1,450 for the compensation, subject to the adjustments provided for in the contract, which considers the same effective date of the Agreement on September 1, 2021, and; (ii) US$ 630 for the reimbursement of the signature bonus referring to the additional participation of CNOOC.
Atapu [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Bonus to be paid					384	2,141
Sepia [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Payments for exploration and evaluation expenses					$ 376	$ 2,101
Transfer Of Rights Agreement And Production Sharing Contract [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Description of exploration rights			the ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired a 90% interest in the exploration and production rights of the surplus volume of Búzios field, in the pre-salt layer of Santos basin, in partnership with CNODC Brasil Petróleo e Gás Ltda. (5%) and CNOOC Petroleum Brasil Ltda. (5%)		expected to result in a recoverable volume of 10,346 million barrels of oil equivalent during the term of the Agreement, which expires in September 2050. This recoverable volume results in participations in the co-participated area of 26% for the Transfer of Rights Agreement and 74% for the Production Sharing Agreement. Considering the participation of each company in its respective contract and the participation of each contract in the co-participated area, the participation in the area is 92.6594% for Petrobras and 3.6703% for each of the partners.
Interest expenses		$ 29,000		$ 14,912
Transfer Of Rights Agreement And Production Sharing Contract One [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Description of exploration rights					after the completion of purchase of additional 5% interest by CNOOC, Petrobras will hold 85% of the exploration and production rights of the surplus volumes of the Transfer of Rights Agreement of Búzios field, while CNOOC will hold 10% and CNODC, 5%. Moreover, considering all contracts in Búzios field (Transfer of Rights, Production Sharing and Concession of Tambuatá), Petrobras will hold an 88.99% interest, while CNOOC will hold 7.34% and CNODC, 3.67%.
Co Participation [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Bonus to be paid					$ 11,625